Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2015		$ 77,729	$ (259)	$ (70,965)	$ 6,505
Beginning Balance, Shares at Dec. 31, 2015	2,192,268
Issuance of Ordinary Shares		1,283			1,283
Issuance of Ordinary Shares, Shares	570,284
Exercise of options		30			30
Exercise of options, Shares	10,000
Issuance of ordinary shares related to acquisition		298			298
Issuance of ordinary shares related to acquisition, Shares	162,734
Other comprehensive loss/income			(16)		(16)
Share-based compensation expense		124			124
Share-based compensation expense, Shares
Net income				360	360
Ending Balance at Dec. 31, 2016		79,464	(275)	(70,605)	8,584
Ending Balance, Shares at Dec. 31, 2016	2,935,286
Issuance of Ordinary Shares		746			746
Issuance of Ordinary Shares, Shares	421,403
Other comprehensive loss/income			55		55
Share-based compensation expense		60			60
Net income				773	773
Ending Balance at Dec. 31, 2017		80,270	(220)	(69,832)	10,218
Ending Balance, Shares at Dec. 31, 2017	3,356,689
Issuance of Ordinary Shares		349			349
Issuance of Ordinary Shares, Shares	197,025
Other comprehensive loss/income			(113)		(113)
Share-based compensation expense		67			67
Net income				990	990
Ending Balance at Dec. 31, 2018		$ 80,686	$ (333)	$ (68,842)	$ 11,511
Ending Balance, Shares at Dec. 31, 2018	3,553,714